Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Ordinary shares, authorized share capital (in Dollars)	$ 50,000	$ 50,000
Class A Ordinary Shares
Ordinary shares, shares authorized	9,000,000	9,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	1,577,944	1,577,944
Ordinary shares, shares outstanding	1,577,944	1,577,944
Class B Ordinary Shares
Ordinary shares, shares authorized	1,000,000	1,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	403,000	403,000
Ordinary shares, shares outstanding	403,000	403,000